SUBSEQUENT EVENTS (Details) - USD ($)								1 Months Ended									3 Months Ended				6 Months Ended	12 Months Ended
	Nov. 09, 2020	Oct. 22, 2020	Jun. 22, 2020	May 26, 2020	Jan. 17, 2020	Jan. 15, 2020	Jan. 13, 2020	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Nov. 30, 2019	Aug. 31, 2019	Jan. 31, 2019	Apr. 30, 2018	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)																					165,803	260,018
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture																		$ 303,463				$ 17,750	$ 2,317,233
Stock Issued During Period, Shares, Issued for Services (in Shares)									3,750	1,563	1,563		625	1,563	1,875	10,625				11,010
Stock Issued During Period, Value, Issued for Services									$ 22,800	$ 11,500	$ 11,500		$ 4,400	$ 15,000	$ 26,600	$ 174,800	$ 42,509	$ 38,000	$ 26,600	$ 43,664		$ 46,000	$ 1,843,664
Debt Instrument, Face Amount			$ 157,620					$ 401,200
Debt Instrument, Term			18 months
Debt Instrument, Interest Rate, Stated Percentage			1.00%
Warrants and Rights Outstanding, Term									5 years								5 years				5 years
Stockholders' Equity, Reverse Stock Split	5-for-8	5-for-8		1-for-20
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Joint Venture, Description							The JV will be governed by a board of four directors, and the Company and Medesole will each elect two directors. The Company and Medesole will each own 50% of the JV, and will share equally in the expenditures, revenues and profits of the JV. The Agreement has a term of three years and may be terminated by either party on 180 days’ prior written notice.
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)											1,875
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture											$ 15,000
Stock Issued During Period, Shares, Issued for Services (in Shares)										1,563	1,563
Stock Issued During Period, Value, Issued for Services										$ 11,500	$ 11,500
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 5.76
Debt Instrument, Payment Terms								In connection with the issuance of the 2020 Convertible Notes in July 2020, the Company also issued unit purchase options to purchase 34,856 units at an exercise price of $8.00 per unit (subject to adjustments), with each unit consisting of one share of common stock and one warrant to purchase common stock at an exercise price of $9.60 per share (subject to
Unite, Exercise Price (in Dollars per share)								$ 9.60
Warrants and Rights Outstanding, Term								5 years
Chief Operating Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Employment Agreement, Annual Base Salary						$ 220,000
Employment Agreement, Bonus Decription						target annual incentive bonus of up to 50% of his base salary if the Company achieves goals and objectives determined by the board of directors
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)					31,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)					125,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					One quarter of the Option vested upon grant, and the remainder vests in monthly increments over a period of two years from the date of grant.
Chief Operating Officer [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Employment Agreement, Annual Base Salary						$ 220,000
Employment Agreement, Bonus Decription						target annual incentive bonus of up to 50% of his base salary if the Company achieves goals and objectives determined by the board of directors
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)							31,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)					125,000
(in Dollars per share)					$ 6.84
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					One quarter of the Option vested upon grant, and the remainder vests in monthly increments over a period of two years from the date of grant.
Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)											3,125	31,250
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture											$ 24,750	$ 221,400
Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)											3,098
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture											$ 25,000
Director #2 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)											3,098
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture											$ 25,000